Operating Leases, as Lessee (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Operating Leases of Lessee Disclosure
The future non-cancellable minimum rental payments required under operating leases and/or licenses at December 31, 2014 are as follows (in thousands):

Year Ending December 31,
2015	$5,458
2016	5,533
2017	5,606
2018	5,606
2019	4,591
Thereafter	64,045
Total	$90,839